Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Estimated Useful Life of Property and Equipment

The Company provides for depreciation of property and equipment using the straight-line method designed to amortize costs over estimated useful lives as follows:

Estimated Useful Life
Furniture, fixtures, and office equipment	5 years
Computers	3 years
Leasehold improvements	5 years